Equity Plans and Stock-based Compensation - Narrative (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jun. 14, 2021	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, Number of options (in shares)			13,200,160
Awards granted (in shares)			726,309	5,829,698	2,998,747
Awards outstanding (in shares)			18,101,584	20,178,784	18,208,313	16,527,278
Stock-based compensation expense			$ 16,061,000	$ 10,282,000	$ 8,520,000
Total intrinsic value of stock options exercised			12,100,000	4,300,000	2,900,000
Total estimated grant date fair value of stock options vested			13,800,000	$ 9,900,000	$ 8,300,000
Unrecognized stock-based compensation expense			$ 23,400,000
Unrecognized stock-based compensation expense, period for recognition			2 years 3 months 18 days
2010 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, Number of options (in shares)	22,532,619		21,040,149
Common stock reserved for the Plan (in shares)			387,531
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual percentage increase in shares reserved			4.00%
Exercise price, percent of fair market value for greater than ten percent shareholders			110.00%
2021 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for the Plan (in shares)			10,000,000
Number of shares that may be issued (in shares)			30,000,000
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for the Plan (in shares)			1,630,000
Annual percentage increase in shares reserved			1.00%
Number of shares that may be issued (in shares)			16,300,000
Stock-based compensation expense			$ 200,000
ESPP, purchase price percentage			85.00%
ESPP, percentage of eligible compensation			15.00%
ESPP, maximum shares that may be purchased			2,500
ESPP, offering period			6 months
ESPP, maximum amount that may be purchased			$ 25,000
Stock options and RSUs to purchase common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award expiration period			10 years
Stock options and RSUs to purchase common stock | Greater than 10% stockholder
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award expiration period			5 years
Restricted stock units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			4 years
Unrecognized stock-based compensation expense, RSUs			$ 12,800,000
Unrecognized stock-based compensation expense, period for recognition			3 years 6 months
CEO Equity Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares)		4,685,624
CEO Time-Based Awards at $4.75
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares)		1,338,749
Award exercise price (in dollars per share)		$ 5.33
CEO Time-Based Awards at $10 to $25
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		4 years
Awards outstanding (in shares)		2,677,500		2,677,500
CEO Time-Based Awards at $10 to $25 | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award exercise price (in dollars per share)		$ 11.21
CEO Time-Based Awards at $10 to $25 | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award exercise price (in dollars per share)		16.81
CEO Time-Based Awards at $10 to $25 | Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award exercise price (in dollars per share)		22.41
CEO Time-Based Awards at $10 to $25 | Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award exercise price (in dollars per share)		28.02
Milestone Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award exercise price (in dollars per share)		$ 5.33
Awards outstanding (in shares)		669,375		669,375
Number of shares that fully vested (in shares)	669,375
Unrecognized stock-based compensation expense	$ 2,100,000